RELATED PARTIES (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jul. 25, 2016	Jul. 07, 2016	Jun. 25, 2016	Jun. 10, 2016	May 19, 2016	Feb. 09, 2016
Stock issued during period			$ 800,000	$ 990,000
Stock issued price per share				$ 0.2778
Conversion price	$ 0.50
Debt discount			402,500
Note issued			150,000
Amortization of debt discount			$ 321,056	$ 260
Shares issued upon conversion of convertible notes payable			1,207,200
Shares issued upon conversion of convertible notes payable, value			$ 600,000
Related Party Founder and Director [Member]
Stock issued during period, shares			1,600,000	1,140,000
Stock issued during period			$ 800,000	$ 570,000
Series D Stock [Member]
Stock issued during period, shares				500,000
Stock issued during period				$ 250,000
Series A Stock [Member]
Stock issued during period, shares				100,000
Stock issued during period				$ 50,000
Series A Stock [Member] | Related Party Founder [Member]
Stock issued during period, shares				200,000
Stock issued during period				$ 100,000
Director [Member]
Stock issued during period, shares				440,000
Stock issued during period				$ 220,000
Director [Member] | Transaction One [Member]
Stock issued during period, shares				54,000
Stock issued during period				$ 15,001
Stock issued price per share				$ 0.2778
Director [Member] | Transaction Two [Member]
Stock issued during period, shares				10,000
Stock issued during period				$ 5,000
Stock issued price per share				$ 0.50
Convertible Note One [Member]
Debt discount				$ 39,000
Debt discount amortization period				5 years
Interest rate				12.00%
Note issued				$ 100,000
Maturity Date				Dec. 28, 2020
Amortization of debt discount	$ 38,935			$ 65
Recognized interest expense			8,500	100
Convertible Note [Member]
Debt discount				$ 39,000
Debt discount amortization period				5 years
Interest rate				12.00%
Note issued				$ 100,000
Maturity Date				Dec. 22, 2020
Amortization of debt discount	$ 38,805			$ 195
Recognized interest expense			8,500	$ 300
Convertible Notes Payable [Member]
Conversion price	$ 0.50
Debt discount amortization period	5 years
Interest rate	12.00%
Shares issued upon conversion of convertible notes payable		1,207,200
Shares issued upon conversion of convertible notes payable, value		$ 600,000
Accrued interest		$ 3,600
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On February 9, 2021 [Member]
Convertible notes										$ 100,000
Conversion price										$ 0.50
Debt discount			$ 39,000
Debt discount amortization period			5 years
Interest rate										12.00%
Maturity Date			Feb. 09, 2021
Amortization of debt discount			$ 39,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On May 19, 2021 [Member]
Convertible notes									$ 100,000
Conversion price									$ 0.50
Debt discount			$ 50,000
Debt discount amortization period			5 years
Interest rate									12.00%
Maturity Date			May 19, 2021
Amortization of debt discount			$ 50,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On June 10, 2021 [Member]
Convertible notes								$ 50,000
Conversion price								$ 0.50
Debt discount			$ 25,000
Debt discount amortization period			5 years
Interest rate								12.00%
Maturity Date			Jun. 10, 2021
Amortization of debt discount			$ 25,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On June 25, 2021 [Member]
Convertible notes							$ 50,000
Conversion price							$ 0.50
Debt discount			$ 35,000
Debt discount amortization period			5 years
Interest rate							12.00%
Maturity Date			Jun. 25, 2021
Amortization of debt discount			$ 35,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On July 7, 2021 [Member]
Convertible notes						$ 50,000
Conversion price						$ 0.50
Debt discount			$ 35,000
Debt discount amortization period			5 years
Interest rate						12.00%
Maturity Date			Jul. 07, 2021
Amortization of debt discount			$ 35,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On July 25, 2021 [Member]
Convertible notes					$ 50,000
Conversion price					$ 0.50
Debt discount			$ 35,000
Debt discount amortization period			5 years
Interest rate					12.00%
Maturity Date			Jul. 25, 2021
Amortization of debt discount			$ 35,000